Derivative warrant liabilities (Tables)	6 Months Ended
Feb. 28, 2022
Derivative Warrant Liabilities
Schedule of derivative warrant liabilities

August 31, 2021
Balance at August 31, 2020	$551
Warrants issued February 11, 2021 (Note 15)	7,830
Fair value adjustment	(6,232)

Balance at August 31, 2021	$2,149
Warrants issued January 26, 2022 (Note 15)	2,665
Fair value adjustment	(63)
Balance at February 28, 2022	$4,751

Schedule of assumptions fair value of derivative warrant liabilities

	February 28, 2022	August 31, 2021
Share price	$0.41	0.41
Risk-free interest rate	1.18% - 1.70%	0.19% - 0.67%
Dividend yield	0%	0%
Expected volatility	52% - 56%	60% - 70%
Remaining term (in years)	1.4 – 4.9	1.9 – 4.4